Consolidated Statement of Other Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement of comprehensive income [abstract]
Loss for the period	€ (46.0)	€ (25.6)	€ (35.9)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	0.6	0.2	(1.3)
Gain (Loss) from derivative financial instruments	0.5	(0.1)	0.2
Other comprehensive income/(loss), net of tax	1.1	0.1	(1.1)
Total comprehensive income/(loss)	(44.9)	(25.5)	(37.0)
of which attributable to non-controlling interests	0.0	(1.0)	(3.3)
of which attributable to the owners of SIGNA Sports United GmbH	€ (44.9)	€ (24.6)	€ (33.7)